[Invesco logo appears here]
—service mark—
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
April 10, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust) CIK 0001112996 Invesco Van Kampen Pennsylvania Tax Free Income Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on March 28, 2012 (Accession Number: 0000950123-12-005383).
Please direct any comments or questions to the undersigned or contact me at (713) 214-4713.
Very truly yours,
/s/ Seba Kurian
Seba Kurian
Counsel